Segments - Schedule of Revenue and Gross Profit by Segment (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Total Revenue	$ 48,640	$ 67,320	$ 67,320	$ 150,693	$ 214,644	$ 214,644	$ 278,478	$ 260,926
Total Gross Profit	8,323	12,485	12,485	26,525	36,695	36,695	48,309	48,304
Selling, general and administrative expenses	(9,391)	(11,361)	(11,361)	(28,609)	(32,552)	(32,552)	(44,327)	(43,579)
Depreciation and amortization	(768)	(867)	(867)	(2,312)	(2,621)	(2,621)	(3,369)	(3,124)
Operating expenses - restructuring							10	57
Interest expense							(7,628)	(8,386)
Amortization of debt discount and deferred financing costs							(857)	(580)
Change in fair value of warrant liability								879
Re-measurement gain (loss) on intercompany note	442	(467)	(467)	(348)	(484)	(484)	383	(686)
Gain from sale of business	220			220				238
Gain on settlement of deferred consideration		1,138	1,138		1,985	1,985	1,924
Other expense	161	51	51	122	308	308	326	398
Loss Before Benefit (Provision) For Income Tax	(2,759)	$ (1,080)	(1,080)	(13,648)	$ (2,646)	(2,646)	(5,229)	(6,479)
Total Assets	85,301			85,301			88,841	96,437
Total Goodwill	26,277			26,277			31,049	32,061	$ 27,169
United States [Member]
Total Revenue							164,624	157,070
Total Assets	73,189			73,189			74,671	70,390
Total Goodwill							14,419	16,630
United States [Member] | Commercial Staffing - US [Member]
Total Revenue	28,708		31,644	79,992		94,280	127,330	107,318
Total Gross Profit	4,642		5,107	12,552		14,823	20,080	17,496
United States [Member] | Professional Staffing - US [Member]
Total Revenue	5,188		9,387	19,778		28,449	37,294	49,752
Total Gross Profit	1,664		3,701	6,598		10,904	14,081	15,610
United States [Member] | Professional Staffing - UK [Member]
Total Revenue	14,744		26,289	50,923		91,915
United Kingdom [Member]
Total Revenue							113,854	103,856
Total Assets	12,112			12,112			14,170	26,047
Total Goodwill							16,630	15,431
United Kingdom [Member] | Professional Staffing - UK [Member]
Total Revenue	14,744		26,289	50,923		91,915	113,854	103,856
Total Gross Profit	$ 2,017		$ 3,677	$ 7,375		$ 10,968	$ 14,148	$ 15,199